Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - Diamir Biosciences Corp [Member] - USD ($)	Aug. 31, 2025	May 31, 2025
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	$ 1,122,313	$ 957,662
Executive director [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	1,034,735	872,245
Former Chief Scientific Officer [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	$ 87,578	$ 85,417